CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues (including transactions with a related party of RMB1,624, RMB1,326 and RMB2,157 (US$338) for the years ended December 31, 2019, 2020 and 2021, respectively)
Total revenues	¥ 944,722	$ 148,247	¥ 531,915	¥ 218,656
Cost of revenues (including transactions with a related party of RMB11, RMB87 and RMB1,524 (US$239) for the years ended December 31, 2019, 2020 and 2021, respectively)
Total cost of revenues	(284,098)	(44,581)	(166,472)	(84,163)
Gross profit	660,624	103,666	365,443	134,493
Operating expenses
Research and development expenses (including transactions with related parties of nil, RMB509 and RMB22,416 (US$3,517) for the years ended December 31, 2019, 2020 and 2021, respectively)	(415,334)	(65,175)	(199,510)	(170,155)
Sales and marketing expenses (including transactions with a related party of nil, nil and RMB3,797 *YS$596) for the years ended December 31, 2019, 2020 and 2021, respectively)	(202,093)	(31,713)	(95,717)	(53,716)
General and administrative expenses (including transactions with a related party of RMB2,288, RMB1,328 and RMB3,164 (US$497) for the years ended December 31, 2019, 2020 and 2021, respectively)	(97,445)	(15,291)	(114,667)	(189,433)
Total operating expenses	(714,872)	(112,179)	(409,894)	(413,304)
Operating loss	(54,248)	(8,513)	(44,451)	(278,811)
Other income, net	17,052	2,676	7,441	4,578
Loss before income taxes	(37,196)	(5,837)	(37,010)	(274,233)
Income tax benefits (expenses)	145	23	(466)	(1,364)
Net loss	(37,051)	(5,814)	(37,476)	(275,597)
Accretion to redemption value of contingently redeemable ordinary shares | ¥			(10,792)	(821)
Net loss attributable to ordinary shareholders	(37,051)	(5,814)	(48,268)	(276,418)
Net loss	(37,051)	(5,814)	(37,476)	(275,597)
Other comprehensive loss
Foreign currency translation adjustment	(12,816)	(2,011)	(21,861)	0
Total other comprehensive loss	(12,816)	(2,011)	(21,861)
Total comprehensive loss	(49,867)	(7,825)	(59,337)	(275,597)
Accretion of contingently redeemable ordinary shares | ¥			(10,792)	(821)
Comprehensive loss attributable to ordinary shareholders	¥ (49,867)	$ (7,825)	¥ (70,129)	¥ (276,418)
Loss per share:
Loss per share, basic | (per share)	¥ (0.14)	$ (0.02)	¥ (0.21)	¥ (1.52)
Loss per share, diluted | (per share)	(0.14)	(0.02)	(0.21)	(1.52)
Loss per ADS (1 ADS represents 5 ordinary shares)
Earnings per ADS, basic | (per share)	(0.69)	(0.11)	(1.07)	(7.62)
Earnings per ADS, diluted | (per share)	¥ (0.69)	$ (0.11)	¥ (1.07)	¥ (7.62)
Weighted average number of ordinary shares:
Weighted average number of shares outstanding, basic | shares	266,631,802	266,631,802	226,339,320	181,427,603
Weighted average number of shares outstanding, diluted | shares	266,631,802	266,631,802	226,339,320	181,427,603
Online subscriptions
Revenues (including transactions with a related party of RMB1,624, RMB1,326 and RMB2,157 (US$338) for the years ended December 31, 2019, 2020 and 2021, respectively)
Total revenues	¥ 832,345	$ 130,613	¥ 430,466	¥ 107,409
Cost of revenues (including transactions with a related party of RMB11, RMB87 and RMB1,524 (US$239) for the years ended December 31, 2019, 2020 and 2021, respectively)
Total cost of revenues	(209,625)	(32,895)	(107,904)	(25,793)
Offline products and others
Revenues (including transactions with a related party of RMB1,624, RMB1,326 and RMB2,157 (US$338) for the years ended December 31, 2019, 2020 and 2021, respectively)
Total revenues	112,377	17,634	101,449	111,247
Cost of revenues (including transactions with a related party of RMB11, RMB87 and RMB1,524 (US$239) for the years ended December 31, 2019, 2020 and 2021, respectively)
Total cost of revenues	¥ (74,473)	$ (11,686)	¥ (58,568)	¥ (58,370)